JPMorgan SMID Cap Equity Fund Average Annual Total Returns - R3 R4 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	(2.96%)	3.77%	6.71%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	(2.47%)	4.30%	7.25%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.09%)	2.11%	4.93%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.39%)	2.91%	5.28%